CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 1,051,862	6,620,318	3,525,168	1,485,104
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation of fixed assets and others	130,164	819,239	431,099	306,281
Fixed assets written off	5	31	7,679	2,606
Amortization of intangible assets	10,434	65,673	10,252	10,729
Deferred income tax, net	(10,280)	(64,701)	(74,374)	(10,839)
Share-based compensation	24,155	152,028	93,736	86,318
Provision (reversal) for doubtful accounts	556	3,500	(6,940)	493
Gain on investments, net	(31,810)	(200,209)	(41,193)	(8,181)
Impairment on long-term investments	7,608	47,886	0	0
Loss from equity method investments	28,505	179,408	8,965	229
Other noncash income	(5,848)	(36,813)	0	0
Changes in operating assets and liabilities net of effects of acquisition:
Restricted cash	(24,821)	(156,219)	(18,765)	(14,951)
Accounts receivable	(44,879)	(282,467)	(128,307)	(69,331)
Other assets	(33,639)	(211,719)	(28,560)	5,752
Due from related parties	(24,002)	(151,068)	(98,660)	10,697
Customer advances and deposits	82,574	519,716	421,516	185,302
Accounts payable and accrued liabilities	129,911	817,649	431,168	236,012
Deferred revenue	(7,360)	(46,327)	66,997	38,595
Deferred income	7,900	49,721	5,000	(332)
Due to related parties	8,448	53,173	95,700	0
Net cash generated from operating activities	1,299,483	8,178,819	4,700,481	2,264,484
Cash flows from investing activities:
Acquisition of fixed assets	(279,972)	(1,762,114)	(895,309)	(399,312)
Disposal of fixed assets	391	2,461	0	0
Acquisition of businesses	(309,167)	(1,945,870)	0	(12,000)
Acquisition of intangible assets	(68,891)	(433,591)	(2,452)	0
Capitalization of software costs	(6,782)	(42,687)	(10,179)	(11,392)
Purchases of long-term investments	(77,679)	(488,905)	(282,932)	(2,250)
Disposal of long-term investments	1,914	12,047	0	0
Purchases of short-term investments	(1,743,398)	(10,972,774)	(2,620,265)	(779,676)
Sales and maturities of short-term investments	235,937	1,484,968	2,661,794	707,929
Acquisition of long-term prepaid computer parts	(16,534)	(104,064)	(68,179)	(39,368)
Net cash used in investing activities	(2,264,181)	(14,250,529)	(1,217,522)	(536,069)
Cash flows from financing activities:
Capital injection of noncontrolling interests holders	6,986	43,970	0	0
Proceeds from short-term debt	20,000	125,878	0	0
Proceeds from long-term debt	354,753	2,232,778	86,000	0
Proceeds from exercise of share options	3,683	23,184	38,751	40,442
Structured share repurchase, net	0	0	0	79,070
Repurchase of ordinary shares	0	0	0	(24,419)
Net cash generated from financing activities	385,422	2,425,810	124,751	95,093
Effect of exchange rate changes on cash and cash equivalents	(1,364)	(8,594)	(6,110)	(741)
Net increase (decrease) in cash and cash equivalents	(580,640)	(3,654,494)	3,601,600	1,822,767
Cash and cash equivalents at beginning of the year	1,236,431	7,781,976	4,180,376	2,357,609
Cash and cash equivalents at end of the year	655,791	4,127,482	7,781,976	4,180,376
Supplemental disclosures:
Interest paid	2,784	17,521	709	0
Income taxes paid	185,134	1,165,218	436,632	150,170
Non-cash investing activities:
Capital lease obligation	7,608	47,885	0	0
Acquisition of fixed assets included in accounts payable and accrued liabilities	39,053	245,794	248,540	139,038
Acquisition of other non-current assets included in accounts payable and accrued liabilities	4,916	30,938	29,130	5,176
Non-cash acquisitions of investments	$ 30,869	194,286	3,982	0